Associates and Joint Ventures - Summary of Financial Information of the Group's Associates and Joint Ventures (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Associate and Joint Venture Results and Other Comprehensive Income [Line Items]
Revenue	[1]	£ 25,877	£ 24,492	£ 19,564
Profit/(loss) before taxation		7,912	8,351	29,527
Post-tax results of associates and joint ventures		5,849	6,210	37,656
Other comprehensive income		(3,723)	3,214	(3,128)
Total comprehensive income		2,126	9,424	34,528
Associates And Joint Ventures
Disclosure of Associate and Joint Venture Results and Other Comprehensive Income [Line Items]
Revenue		7,581	7,235	14,085
Profit/(loss) before taxation		2,379	2,120	4,063
Post-tax results of associates and joint ventures		1,686	1,418	2,600
Other comprehensive income		(365)	(110)	(738)
Total comprehensive income		1,321	1,308	1,862
ITC Ltd.
Disclosure of Associate and Joint Venture Results and Other Comprehensive Income [Line Items]
Revenue		5,556	5,072	6,607
Profit/(loss) before taxation		2,322	2,059	2,054
Post-tax results of associates and joint ventures		1,646	1,373	1,362
Other comprehensive income		(365)	(110)	(135)
Total comprehensive income		1,281	1,263	1,227
Other Associates
Disclosure of Associate and Joint Venture Results and Other Comprehensive Income [Line Items]
Revenue		2,025	2,163	1,953
Profit/(loss) before taxation		57	61	(8)
Post-tax results of associates and joint ventures		40	45	(23)
Other comprehensive income				(8)
Total comprehensive income		£ 40	£ 45	(31)
Reynolds American Inc.
Disclosure of Associate and Joint Venture Results and Other Comprehensive Income [Line Items]
Revenue				5,525
Profit/(loss) before taxation				2,017
Post-tax results of associates and joint ventures				1,261
Other comprehensive income				(595)
Total comprehensive income				£ 666

[1]	Revenue is net of duty, excise and other taxes of £39,826 million, £38,553 million and £37,780 million for the years ended 31 December 2019, 2018 and 2017, respectively.